S000010355 [Member] Expense Example - AB Massachusetts Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 376
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,363
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255	[1]
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,751
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	$ 798

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.